Earnings per Share_Basic Earnings per Share(Details)		12 Months Ended
		Dec. 31, 2020 KRW (₩) ₩ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 KRW (₩) ₩ / shares shares	Dec. 31, 2018 KRW (₩) ₩ / shares shares
Earnings per share
Weighted average number of ordinary shares outstanding (B)		389,634,335		391,131,683	396,499,958
Profit attributable to shareholders of the Parent Company | ₩		₩ 3,455,151,501,224		₩ 3,311,827,412,557	₩ 3,061,191,387,929
Deduction: Dividends on hybrid securities | ₩		22,859,500,000		6,512,500,000	0
Profit attributable to the ordinary equity holders of the Parent Company (A) | ₩		₩ 3,432,292,001,224		₩ 3,305,314,912,557	₩ 3,061,191,387,929
Basic earnings per share (C = A / B) | (per share)	[1]	₩ 8,809	$ 8.11	₩ 8,451	₩ 7,721
Number of shares
Earnings per share
Number of issued ordinary shares		415,807,920	415,807,920	415,807,920	418,111,537
Number of treasury shares		(26,173,585)	(26,173,585)	(26,173,585)	(22,560,240)
Average number of ordinary shares outstanding		389,634,335	389,634,335	389,634,335	395,551,297
Accumulated Amount
Earnings per share
Number of issued ordinary shares		152,185,698,720	152,185,698,720	152,564,638,665	152,610,711,005
Number of treasury shares		(9,579,532,110)	(9,579,532,110)	(9,801,574,522)	(7,888,226,378)
Average number of ordinary shares outstanding		142,606,166,610	142,606,166,610	142,763,064,143	144,722,484,627
Number Of Days		366		365	365
Weighted average number of ordinary shares outstanding (B)		389,634,335		391,131,683	396,499,958

[1]	The consolidated statements of comprehensive income for the years ended December 31, 2020 and 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.